Organization and Principal Activities - Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries (Details) - VIE and VIE’s Subsidiaries [Member] - CNY (¥)
¥ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries [Line Items]
Cash and cash equivalents		¥ 16,502	¥ 4,493
Restricted cash		659	9,928
Accounts receivable, net		133,001	176,529
Prepayments and other assets, net		63,771	81,239
Inventories		5,022	5,380
Total current assets		569,714	596,361
Property, plant and equipment, net		3,423	8,115
Intangible assets, net		152
Right-of-use assets		244	785
Equity method investments, net		115,003	159,658
Long-term equity investments, net		12,010	2,000
Total non-current assets		130,832	170,558
Total assets		700,546	766,919
Accounts payable		63,450	98,175
Customers’ refundable fees		17,201	14,433
Accrued expenses and other payables		62,111	69,174
Income tax payables		87	11
Lease liabilities		230	671
Total current liabilities		1,833,652	1,899,864
Non-current liabilities
Income tax payables			20,746
Lease liabilities			130
Total non-current liabilities			45,876
Total liabilities		1,833,652	1,945,740
Net cash (used in)/provided by operating activities		22,209	(235,110)	¥ (22,647)
Net cash provided by/(used in) investing activities		7,651	(36,480)	44,568
Net cash (used in)/provided by financing activities		(25,000)	240,929	(72,500)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,120)
Net (decrease)/increase in cash, cash equivalents and restricted cash		2,740	(30,661)	¥ (50,579)
Related Party [Member]
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries [Line Items]
Amount due from related parties	[1]	350,759	318,792
Amounts due to related parties	[1]	1,690,573	1,717,400
Non-current liabilities
Long-term loans from a related party excluding current installments (Note (ii))	[2]		¥ 25,000

[1]	Amounts due from/to related parties include the amounts due from/to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon the group consolidation.
[2]	Long-term loans from a related party represents entrusted loans with maturities from 3 to 5 years at annual interest rates from 0.2% to 0.5% from Fangdd Information via Bank of China and Bank of Beijing, which are eliminated upon consolidation and were fully repaid in advance by the end of December 31, 2025.